SHARE-BASED COMPENSATION - Employee share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Aggregate intrinsic value
Aggregate intrinsic value, beginning value	$ 222
Aggregate intrinsic value, ending balance		$ 222
2010 Plan
Number of options
Outstanding, beginning balance	359,202
Exercised (in shares)	(150,030)
Forfeited (in shares)	(12,750)
Outstanding, ending balance	196,422	359,202
Vested as of December 31, 2025	196,422
Exercisable as of December 31, 2025	196,422
Weighted average exercise price
Outstanding, beginning balance	$ 0.17
Exercised	0.15
Forfeited	0.85
Outstanding, ending balance	0.15	$ 0.17
Vested as of December 31, 2025	0.15
Exercisable as of December 31, 2025	$ 0.15
Weighted average remaining contractual term
Outstanding, beginning balance	1 year	1 year 11 months 15 days
Vested as of December 31, 2025	1 year
Exercisable as of December 31, 2025	1 year
Aggregate intrinsic value
Aggregate intrinsic value, exercisable	$ 247
Aggregate intrinsic value, vested	247
Aggregate intrinsic value, ending balance	$ 247